Annual Total Returns [BarChart] - LVIP Dimensional US Core Equity 1 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	1.20%
2012	15.32%
2013	33.26%
2014	13.18%
2015	(2.00%)
2016	14.41%
2017	20.88%
2018	(7.29%)
2019	30.11%
2020	16.40%